JPMorgan SmartRetirement® Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 50.6%
Fixed Income — 6.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	733	8,717
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,512	12,794
JPMorgan Corporate Bond Fund Class R6 Shares (a)	621	6,431
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	384	3,005
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	387	3,012
JPMorgan High Yield Fund Class R6 Shares (a)	911	6,554
JPMorgan Income Fund Class R6 Shares (a)	260	2,471
JPMorgan Managed Income Fund Class L Shares (a)	18	179

Total Fixed Income		43,163

International Equity — 9.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,741	59,313

U.S. Equity — 34.9%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,756	226,870

TOTAL INVESTMENT COMPANIES (Cost $261,892)		329,346

EXCHANGE-TRADED FUNDS — 47.3%
Alternative Assets — 5.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	417	35,834

Fixed Income — 2.3%
JPMorgan High Yield Research Enhanced ETF (a)	260	13,400
JPMorgan U.S. Aggregate Bond ETF (a)	50	1,346

Total Fixed Income		14,746

International Equity — 27.1%
JPMorgan BetaBuilders International Equity ETF (a)	3,079	176,754

U.S. Equity — 12.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	432	36,999
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	372	23,972
JPMorgan U.S. Value Factor ETF (a)	570	19,561

Total U.S. Equity		80,532

TOTAL EXCHANGE-TRADED FUNDS (Cost $273,583)		307,866

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $2,680)	2,652	2,681

	Shares (000)
SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a)(c) (Cost $9,902)	9,902	9,902

Total Investments —99.8% (Cost $548,057)		649,795
Other Assets Less Liabilities — 0.2%		1,248

Net Assets — 100.0%		651,043

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	107	06/2021	EUR	4,856	109
FTSE 100 Index	17	06/2021	GBP	1,565	(9)
Russell 2000 E-Mini Index	40	06/2021	USD	4,447	(251)
S&P 500 E-Mini Index	68	06/2021	USD	13,499	127
TOPIX Index	18	06/2021	JPY	3,193	71

					47

Short Contracts
Long Gilt	(52)	06/2021	GBP	(9,147)	9
U.S. Treasury 10 Year Note	(76)	06/2021	USD	(9,961)	54

					63

					110

JPMorgan SmartRetirement® Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$307,866	$—	$—	$307,866
Investment Companies	329,346	—	—	329,346
U.S. Treasury Obligations	—	2,681	—	2,681
Short-Term Investments
Investment Companies	9,902	—	—	9,902

Total Investments in Securities	$647,114	$2,681	$—	$649,795

Appreciation in Other Financial Instruments
Futures Contracts	$370	$—	$—	$370
Depreciation in Other Financial Instruments
Futures Contracts	(260)	—	—	(260)

Total Net Appreciation/Depreciation in Other Financial Instruments	$110	$—	$—	$110

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$95,796	$65,555	$11,334	$90	$26,647	$176,754	3,079	$1,916	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	16,040	15,805	501	(75)	4,565	35,834	417	559	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	35,109	4,972	209	6,653	36,999	432	146	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	—	24,426	1,151	24	673	23,972	372	10	—
JPMorgan Core Bond Fund Class R6 Shares (a)	5,309	6,780	3,041	44	(375)	8,717	733	110	127
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,510	4,099	3,491	111	(435)	12,794	1,512	237	150
JPMorgan Corporate Bond Fund Class R6 Shares (a)	3,387	3,276	12	— (b)	(220)	6,431	621	89	78
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	744	2,331	—	—	(70)	3,005	384	40	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	33,259	20,471	6,760	255	12,088	59,313	2,741	786	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	700	2,392	—	—	(80)	3,012	387	39	—
JPMorgan Equity Index Fund Class R6 Shares (a)	132,331	90,297	38,561	707	42,096	226,870	3,756	2,538	—
JPMorgan High Yield Fund Class R6 Shares (a)	7,683	13,479	15,685	174	903	6,554	911	436	—
JPMorgan High Yield Research Enhanced ETF (a)	—	15,720	2,213	(18)	(89)	13,400	260	66	—
JPMorgan Income Fund Class R6 Shares (a)	—	2,471	—	—	—	2,471	260	—	—
JPMorgan Managed Income Fund Class L Shares (a)	179	—	—	—	— (b)	179	18	1	—	(b)
JPMorgan U.S. Aggregate Bond ETF (a)	1,399	1,434	1,415	(15)	(57)	1,346	50	18	9
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c)	12,617	219,267	221,982	—	—	9,902	9,902	5	—
JPMorgan U.S. Value Factor ETF (a)	—	19,593	—	— (b)	(32)	19,561	570	21	—	(b)

Total	$321,954	$542,505	$311,118	$1,506	$92,267	$647,114		$7,017	$364

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.